GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Changes in carrying amount of goodwill
Balance at the beginning of the period		$ 102,659	$ 37,348
Goodwill acquired in business acquisitions			64,785
Foreign currency translation adjustments		(437)	526
Balance at the end of the period	102,659	102,222	102,659	37,348
Number of reporting units	2	1
Impairment charges related to goodwill		$ 0	$ 0	$ 0